CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional Disclosure - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Property and equipment, financed with trade payables		$ 1,264	$ 478	$ 26
Payment for property and equipment		478	26	1,207
Advanced paid for property and equipment		2,861	2,198
Intangibles assets financed with trade payables		344	7	439
Payments related to intangible assets		7	439	216
Allowance for impairment of tax credits, net of recoveries (4)	[1]	$ (1,586)	$ 0	$ 1,820

[1]	Includes an impairment of tax credits of 1,586 for 2017 (see note 4.11) and a recovery of 1,820 for 2015 related to a reversal of the allowance of impairment of tax credits (see note 3.7.1.1).